Consolidated shareholders’ equity - Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised (Details)									12 Months Ended
	Apr. 30, 2019 shares	May 02, 2018 shares	May 10, 2017 shares	May 04, 2016 shares	Jun. 24, 2015 shares	Mar. 05, 2014 shares	Mar. 05, 2013 shares	Mar. 05, 2012 shares	Dec. 31, 2022 shares € / shares
Stock subscription option plan
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding (in shares)									1,837,969
Stock subscription option plan three
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)								814,050
Exercise price (in euros per share) | € / shares									€ 56.44
Number of options outstanding (in shares)									0
Stock subscription option plan four
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)							788,725
Exercise price (in euros per share) | € / shares									€ 72.19
Number of options outstanding (in shares)									78,089
Stock subscription option plan five
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)						1,009,250
Exercise price (in euros per share) | € / shares									€ 73.48
Number of options outstanding (in shares)									506,042
Stock subscription option plan six
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)					435,000
Exercise price (in euros per share) | € / shares									€ 89.38
Number of options outstanding (in shares)									338,464
Stock subscription option plan seven
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)				402,750
Exercise price (in euros per share) | € / shares									€ 75.90
Number of options outstanding (in shares)									264,750
Stock subscription option plan eight
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)			378,040
Exercise price (in euros per share) | € / shares									€ 88.97
Number of options outstanding (in shares)									268,440
Stock subscription option plan nine
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)		220,000
Exercise price (in euros per share) | € / shares									€ 65.84
Number of options outstanding (in shares)									168,784
Stock subscription option plan ten
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	220,000
Exercise price (in euros per share) | € / shares									€ 76.71
Number of options outstanding (in shares)									213,400